Related Parties Balances and Transactions	6 Months Ended
Mar. 31, 2025
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

Note 10 RELATED PARTIES BALANCES AND TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

(a)	Mr. Chi Tak Sze, the controlling shareholder and one of the directors of the Group as of September 30, 2024. Mr. Chi Tak Sze resigned his position of director of the Company on February 21, 2025. As of the date of this report, Mr. Chi Tak Sze is no longer the controlling shareholder.

(b)	Prestige Financial Holdings Group Limited, a holding company controlled by Mr. Chi Tak Sze as of September 30, 2024. Prestige Financial Holdings Group Limited had been undergoing a court winding up process since December 2, 2024, and is no longer controlled by Mr. Chi Tak Sze.

(c)	Prestige Securities Limited, an entity under the control of Prestige Financial Holdings Group Limited

(d)	Mr. Hongtao Shi resigned his position of Chief Executive Officer and Chairperson of the Board of the Company on December 19, 2024 and January 6, 2025 respectively.

(e)	Mr. Ngat Wong resigned his position of Chief Financial Officer and Chief Operational Officer of the Company on February 27, 2025 and April 10, 2025 respectively.

Amounts due from related parties

The balances of amount due from related parties were as followings:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Prestige Financial Holdings Group Limited (“PFHL”)(1)	—	1,686,600
Prestige Securities Limited (“PSL”) (2)	—	15,432
Less: Provision of current expected credit losses	—	(1,702,032)
Total	$—	$—

The balances of amount due to related parties were as followings:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Hongtao Shi (3)	—	65,001
Ngat Wong (4)	—	20,600
Total	$—	$85,601
(1)	The balances as of September 30, 2024 mainly represented the balances due from PFHGL, a former related party, for its operation purpose, which were due upon request. On December 7, 2024, the Group received a letter and was informed that PFHGL was in liquidation by an Order made by the Eastern Caribbean Supreme Court in the British Virgin Islands since December 2, 2024. As of the date of this report, the Group was still in the process of collection. During the year ended September 30, 2024, the Group provided a full allowance for credit losses, as the credit risk was perceived as remote. As of September 30, 2024, the allowance for credit losses were $1,686,600. PFHGL is no longer a related party since December 2024.

(2)	The balance as of September 30, 2024 mainly represented the rental fee from Prestige Securities Limited. Prestige Securities Limited is an entity wholly owned by PFHGL. The Group leases the office premises to Prestige Securities Limited under non-cancelable operating leases with an expiration date on June 30, 2025. The monthly rental expense is HK$ 10,000. As of September 30, 2024, the Group provided full allowance for the credit losses accordingly considering the status of PFHGL. As of September 30, 2024, the allowance for credit losses were $15,432. Prestige Securities Limited is no longer a related party since December 2024.

(3)	The balance as of September 30, 2024 mainly represented the expense paid on behalf from Hongtao Shi for Group’s operation. Mr. Hongtao Shi resigned his position of Chief Executive Officer and Chairperson of the Board of the Company on December 19, 2024 and January 6, 2025 respectively.

(4)	The balance as of September 30, 2024 mainly represented the expense paid on behalf from Ngat Wong for Group’s operation. Mr. Ngat Wong resigned his position of Chief Financial Officer and Chief Operational Officer of the Company on February 27, 2025 and April 10, 2025 respectively.

Related party transactions

Following is the related party transactions for the six months ended March 31, 2025 and 2024:

	For six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Rental income incurred by renting to Prestige Securities Limited	$—	$(7,673)